Corgi Lifestyle Brands ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Apparel Accessories and Other Apparel Manufacturing - 4.0%
Deckers Outdoor Corp. (a)	468	$ 46,468

Apparel Knitting Mills - 0.6%
Canada Goose Holdings, Inc. (a)	702	6,676

Apparel, Piece Goods, and Notions Merchant Wholesalers - 1.6%
Birkenstock Holding PLC (a)	450	19,363

Business Support Services - 0.9%
Revolve Group, Inc. (a)	441	10,094

Clothing and Clothing Accessories Retailers - 23.2%
Abercrombie & Fitch Co. - Class A (a)	376	33,844
American Eagle Outfitters, Inc.	1,396	24,011
Boot Barn Holdings, Inc. (a)	162	26,612
Buckle, Inc.	279	11,774
Carter's, Inc.	369	15,188
Designer Brands, Inc. - Class A	1,629	9,497
Gap, Inc.	1,532	28,618
Lululemon Athletica, Inc. (a)	378	43,160
RealReal, Inc. (a)	981	11,566
Urban Outfitters, Inc. (a)	351	24,872
Victoria's Secret & Co. (a)	468	39,068
Zumiez, Inc. (a)	261	4,646
		272,856

Cut and Sew Apparel Manufacturing - 14.6%
Columbia Sportswear Co.	225	13,909
Figs, Inc. - Class A (a)	855	8,747
G-III Apparel Group Ltd.	387	13,046
Levi Strauss & Co. - Class A	738	18,325
Oxford Industries, Inc.	198	6,904
PVH Corp.	243	18,045
Ralph Lauren Corp.	126	50,578
Under Armour, Inc. - Class A (a)	2,088	13,342
VF Corp.	1,683	28,072
		170,968

Fabric Mills - 5.7%
Amer Sports, Inc. (a)	900	30,456
Gildan Activewear, Inc.	711	36,688
		67,144

Footwear Manufacturing - 14.8%
Crocs, Inc. (a)	252	30,401
NIKE, Inc. - Class B	2,502	102,707
Rocky Brands, Inc.	144	5,939
Steven Madden Ltd.	504	21,218
Wolverine World Wide, Inc.	792	13,092
		173,357

Furniture and Home Furnishings Retailers - 1.9%
RH (a)	135		22,239

Management of Companies and Enterprises - 5.9%
Capri Holdings Ltd. (a)	864		16,044
Ermenegildo Zegna NV	882		11,484
On Holding AG - Class A (a)	1,178		41,725
			69,253

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.4%
Fossil Group, Inc. (a)	1,188		4,918

Other Financial Investment Activities - 7.4%
Ferrari NV	234		87,116

Other Leather and Allied Product Manufacturing - 4.7%
Tapestry, Inc.	378		55,332

Other Miscellaneous Manufacturing - 3.8%
Johnson Outdoors, Inc. - Class A	108		4,972
YETI Holdings, Inc. (a)	801		39,698
			44,670

Other Miscellaneous Retailers - 3.5%
Stitch Fix, Inc. - Class A (a)	1,399		5,750
ThredUp, Inc. - Class A (a)	1,620		11,097
Warby Parker, Inc. - Class A (a)	801		24,302
			41,149

Other Textile Product Mills - 2.4%
Kontoor Brands, Inc.	342		28,502

Shoe Retailers - 1.1%
Caleres, Inc.	522		6,457
Genesco, Inc. (a)	180		6,079
			12,536
TOTAL COMMON STOCKS (Cost $1,113,256)			1,132,641

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.4%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	40,002		40,002
TOTAL MONEY MARKET FUNDS (Cost $40,002)			40,002

TOTAL INVESTMENTS - 99.9% (Cost $1,153,258)			1,172,643
Other Assets in Excess of Liabilities - 0.1%		0.00108	1,263
TOTAL NET ASSETS - 100.0%			$ 1,173,906

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Lifestyle Brands ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,132,641	$ –	$ –	$ 1,132,641
Money Market Funds	40,002	–	–	40,002
Total Investments	$ 1,172,643	$ –	$ –	$ 1,172,643

Refer to the Schedule of Investments for further disaggregation of investment categories.